Shareholder Report	12 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE REAL ESTATE FUND, INC.
Entity Central Index Key	0001046404
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005479
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	TRREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Investor Class	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Investor Class)	3.58%	2.54%	3.90%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	5.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 748,483,000	$ 748,483,000
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 4,684,000
InvestmentCompanyPortfolioTurnover	6.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$748,483 Number of Portfolio Holdings41
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005480
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Advisor Class
Trading Symbol	PAREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Advisor Class	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Advisor Class)	3.26%	2.25%	3.63%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	5.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 748,483,000	$ 748,483,000
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 4,684,000
InvestmentCompanyPortfolioTurnover	6.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$748,483 Number of Portfolio Holdings41
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166334
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	TIRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - I Class	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Real Estate Fund (I Class)	3.91%	2.74%	4.06%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	6.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 748,483,000	$ 748,483,000
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 4,684,000
InvestmentCompanyPortfolioTurnover	6.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$748,483 Number of Portfolio Holdings41
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

Updated Prospectus Web Address	www.troweprice.com/paperless